No. 2-29858
No. 811-1701
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 137

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 112

DAVIS NEW YORK VENTURE FUND, INC.

2949 East Elvira Road, Suite 101
Tucson, Arizona  85756
(1-520-806-7600)

Agents For Service:	Ryan M. Charles, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On March 1, 2019, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485
This post-effective Amendment designates a new effective date for a previously filed post-effective

Title of Securities being Registered Common Stock of:

DAVIS GLOBAL FUND Class A, C, and Y shares
DAVIS INTERNATIONAL FUND Class A, C, and Y shares

EXPLANATORY NOTE

This Post-Effective Amendment No. 137 to the Registration Statement meets the requirement to file XBRL statements on EDGAR.

DAVIS NEW YORK VENTURE FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 22nd day of March 2019.
The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS NEW YORK VENTURE FUND, INC.
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	March 22, 2019
Kenneth Eich

Douglas Haines*	Principal Financial Officer and Principal Accounting Officer	March 22, 2019
Douglas Haines
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed in the registration statement filed on Edgar February 25, 2014.
/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

DAVIS NEW YORK VENTURE FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on March 22, 2019, by the following persons in the capacities indicated.
Signature	Title

/s/ Marc P. Blum*	Director
Marc P. Blum

/s/ Andrew A. Davis*	Director
Andrew A. Davis

/s/ Christopher C. Davis*	Director
Christopher C. Davis

/s/ John Gates*	Director
John Gates

/s/ Thomas. S. Gayner*	Director
Thomas S. Gayner

/s/ Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

/s/ Robert P. Morgenthau*	Director
Robert P. Morgenthau

/s/ Marsha Williams*	Director
Marsha Williams
* Ryan Charles signs this document on behalf of each of the foregoing officers pursuant to the power of attorney filed in the registration statement filed on Edgar February 25, 2014.
/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
EXHIBIT LIST
XBRL Files for Davis Global Fund and Davis International Fund
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase